Dividends Paid and Proposed	12 Months Ended
Dec. 31, 2024
Dividends Paid and Proposed [Abstract]
Dividends Paid and Proposed	10 Dividends Paid and Proposed
Dividends of $63.8m were paid to ordinary shareholders during the year ended 31 December 2024
(2023: $45.0m; 2022: $nil) as follows:
•First interim dividend for the year ended 31 December 2024 paid at $0.41 per share.
•Second and third interim dividends for the year ended 31 December 2024 paid at $0.14 per share in line with the Group's progressive dividend policy.
Dividends per weighted number of shares amounted to $0.22 in 2023.
Refer to note 28 for dividends paid to holders of Additional Tier 1 securities.